Restructuring	12 Months Ended
Dec. 31, 2019
Restructuring
Restructuring

Note 24: Restructuring

In accordance with the applicable guidance for ASC 420, Exit or Disposal Cost Obligations, we accounted for termination benefits and recognized liabilities when the loss was considered probable that employees were entitled to benefits and the amounts could be reasonably estimated. We have incurred costs in connection with involuntary termination benefits associated with our corporate-related initiatives and cost-saving opportunities. These amounts are recorded within Restructuring in the Consolidated Statements of Operations. The payments associated with these actions are expected to be completed within 12 months from the balance sheet date.

The following table summarizes the activity related to the restructuring reserves and expenses for the years ended December 31, 2019 and 2018:

Balance as of December 31, 2018	$—
Expenses recorded	15,670
Payments made	(6,323)
Foreign currency translation	159
Balance as of December 31, 2019	$9,506

Restructuring charges incurred during 2019 included actions to reduce operational costs. Components of the pre-tax charges include $13,959 in severance costs incurred during the year ended December 31, 2019.